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February 28, 2017

VIA EDGAR

Katie Hinke

U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
485BPOS Filing – Registration Statement

Dear Ms. Hinke:

On behalf of First Eagle Funds, we herewith transmit the enclosed Registration Statement as a 485BPOS filing pursuant to Rule 485(b) under the Securities Act of 1933. This is our regular annual update. We are also incorporating disclosures from the Rule 485(a) Registration Statement Post-effective Amendment No. 78 that was filed on December 23, 2016, which contained the filing information for the newly formed R3, R4, R5 and R6 share classes and which will become effective on March 1, 2017 (the same effective date as this 485BPOS filing). Additionally, we are incorporating the Intermediary-Specific Sales Load and Waiver Terms appendix, which was filed with the Post-effective Amendment No. 79 on February 3, 2017 and to which we understand the Staff has no objection.

If you have any questions concerning the Registration Statement, please call me at (212) 848-7296 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Roger Deming
Roger Deming

Enclosures

ABU   DHABI     |     BEIJING     |     BRUSSELS     |     FRANKFURT     |     HONG   KONG     |     LONDON     |     MILAN     |     NEW   YORK     |     PALO   ALTO
PARIS     |     ROME     |     SAN   FRANCISCO     |     SÃO   PAULO     |     SHANGHAI     |     SINGAPORE     |     TOKYO     |     TORONTO     |     WASHINGTON,   DC

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